Financial Instruments Risk Management - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 24,251,000	£ 6,749,000	£ 17,225,000	£ 41,912,000
Interest Rate Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 24,300,000	6,700,000
Increase in interest rates	0.50%
Increase in interest income on cash and cash equivalents held on variable and short term fixed rate deposits	£ 100,000	14,000
Currency Risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 20,891,000	4,769,000
Percentage of increase in foreign exchange rate	1.00%
Increase (decrease) in financial assets and liabilities in foreign currencies	£ (200,000)	£ 4,000
Credit Risk [Member] | Bottom Of Range [Member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	£ 120,000